Long-Term Debt - Additional Information (Detail) - USD ($) $ in Millions			12 Months Ended
	Oct. 11, 2024	Jan. 01, 2023	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024
Disclosure of detailed information about borrowings [line items]
Outstanding amount		$ 1,027	$ 708	$ 919
Redemption price of principal amount	$ 62
Redemption price, percentage of original principal amount	10.00%		10.00%
Redemption price, percentage of principal amount redeemed	103.00%
Long term debt repayment of principal year five			$ 754
Long term debt repayment of principal after year five			$ 0
Secured Term Loan Facility [Member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount					$ 120
Senior Secured Notes Maturing on October 15, 2027 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings maturity			October 15, 2027
Notional amount			$ 563
Borrowings interest rate			9.00%
Secured Revolving Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings maturity			October 13, 2026
Prospective increase in the borrowing capacity			$ 50
Issuance of revolving credit facility			150
Cumulative amount utilised out of the total borrowing capacity			87
Limit amount of utilized of the borrowing capacity			$ 150
Drawings On Bank Facility [Member]
Disclosure of detailed information about borrowings [line items]
Long term debt weighted average interest rate over a period of time		7.00%	7.40%	7.70%
Performance guaranteed by export development canada [member] | Secured Revolving Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Debt instrument current borrowing capacity			$ 70
Cumulative amount utilised out of the total borrowing capacity			29
Limit amount of utilized of the borrowing capacity			70
Bottom of range [member] | Secured Revolving Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Availability of revolving credit facility increased in borrowing capacity			700
Top Of Range [Member] | Secured Revolving Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Availability of revolving credit facility increased in borrowing capacity			$ 800